Summary of Significant Accounting Policies - Schedule of Operating Segment (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Category of Revenue:
Revenue	¥ 203,394		¥ 139,969
Timing of Revenue Recognition:
Revenue Recognition	203,394	$ 28,393	139,969
Base Commission From Transactions [Member]
Category of Revenue:
Revenue	195,379		132,065
Innovation initiatives and other value-added services
Category of Revenue:
Revenue	8,015		7,904
Services Transferred at a Point in Time [Member]
Timing of Revenue Recognition:
Revenue Recognition	198,374		135,154
Services Transferred Over Time [Member]
Timing of Revenue Recognition:
Revenue Recognition	4,341		3,844
Goods Transferred at a Point in Time [Member]
Timing of Revenue Recognition:
Revenue Recognition	¥ 679		¥ 971